Annual Report

                                             VALUE FUND -
                                             ADVISOR CLASS
                                             DECEMBER 31, 2000

       [LOGO]
T. ROWE PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Value Fund - Advisor Class

o     In a tumultuous year for stocks, the fund provided exceptional results.

o Returns for the six-month and since-inception periods ended December 31, 2000, were well ahead of both the S&P 500 and the Lipper average for similar funds.

o Our strategy concentrated on buying the shares of solid companies that had declined and selling stocks that had run up in value.

o Stock valuations are more appealing than a year ago, and we have been focusing on good investment opportunities with reasonable growth prospects in 2001.

UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

Fellow Shareholders

In what will be remembered as one of the most tumultuous years in recent history, the stock market limped to the finish line with its first loss in several years and its worst overall showing in more than two decades. During the year, the Fed maintained a generally restrictive monetary policy, the economy showed signs of deceleration, and once high-flying sectors finally experienced the effects of gravity. In this challenging environment, your fund performed exceptionally well as value stocks returned to favor.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                                                           Since
                                                                       Inception
Periods Ended 12/31/00                                  6 Months       (3/31/00)
--------------------------------------------------------------------------------
Value Fund - Advisor Class                                16.44%          15.11%
--------------------------------------------------------------------------------
S&P 500 Index                                             -8.72           -11.15
--------------------------------------------------------------------------------
Lipper Multi-Cap Value
Funds Average                                              9.10             7.45
--------------------------------------------------------------------------------

As shown in the table, your fund posted a 16.44% gain for the six-month period ended December 31, 2000, substantially ahead of both the unmanaged Standard & Poor's 500 Stock Index and the Lipper category of similarly managed funds. For the nine months, we were gratified by the fund's strong competitive return of 15.11%, which easily outpaced both benchmarks. The fund stacked up well even when compared with the overall universe of rebounding value stocks.

Investors Rediscover Quality

The most notable story of 2000 was the return to earth of the most aggressive market sectors and the consequent reevaluation of risk tolerance by investors. In a nutshell, a lot of people lost a ton of money betting on companies that, as hindsight clearly shows, should never have attracted the capital that had been heaped upon them to begin with. The rapid rise and fall of companies such as priceline.com, Amazon.com, and a bevy of other dot-coms has been extensively chronicled. This crescendo of speculation reached a high point last summer when one of the small telecommunications equipment start-ups in our region, admittedly one with good prospects, went public and within days had a market capitalization greater than that of

General Motors. The unholy alliance between entrepreneurs, venture capitalists, and the unwitting public has, in many cases, come to a sad ending. This unwinding process resulted in the worst performance for the Nasdaq Composite (down nearly 40%) since the benchmark was created in 1971. The good news in all of this is that such carnage has undoubtedly created some interesting investment opportunities for us to consider.

There has been a significant gap in performance between growth and value stocks in recent years. We believed that sooner or later the gap would narrow but did not fully appreciate how quickly this could occur. Part of the fallout from the Nasdaq correction was a renewed interest in companies with reasonable valuations and real revenues, earnings, and cash flows. The fund benefited significantly from this shift in investor focus.

YEAR-END DISTRIBUTIONs

On December 12, your Board of Directors declared an annual income dividend of $0.21 per share, a long-term capital gain distribution of $0.42, and a short-term capital gain distribution of $0.42. The dividend and capital gain distributions were paid on December 14, 2000, to shareholders of record on December 12.

PORTFOLIO REVIEW

After such a tumultuous year, it may be helpful to review the investment approach we use to manage the fund. Our investment strategy is to invest in companies we consider to be undervalued in terms of price/earnings, price/cash flow, price/sales, price/asset value or replacement cost, and other measures of value. Many of our holdings are contrarian in nature in that they have been out of favor with investors for one reason or another and, as a result, their share prices are unreasonably low in our view. We employ no macroeconomic, top-down, or thematic overlays in our approach. We are simply looking to invest in good companies at inexpensive prices. Twelve months ago we discussed the extremely high levels of stock valuations and widespread speculative behavior that characterized the marketplace. Now, following the pullback in 2000, numerous investment opportunities worthy of further investigation have been created.

PORTFOLIO REVIEW

   [The following table was depicted as a pie chart in the printed material.]

SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
Reserves and Other                                                           23%
Process Industries                                                            7%
Consumer Cyclicals                                                            9%
Consumer Nondurables                                                          9%
Financial                                                                    19%
Consumer Services                                                            14%
Technology                                                                    9%
Business Services and Transportation                                         10%
--------------------------------------------------------------------------------
Based on net assets as of 12/31/00

At the end of the year, we had 19% of net assets invested in financial stocks compared with 18% six months ago. Consumer services accounted for 14% of assets, a drop of two percentage points from June, while the remaining assets were diversified among other industries, including technology, consumer stocks, and process industries.

Our Purchases and Sales Reflected Relative Stock Values

The Major Portfolio Changes table following this letter highlights significant purchases and sales over the past six months. Most of sales were of companies that had performed relatively well during the last year or two and, therefore, no longer looked undervalued to us. We eliminated several positions from the portfolio, among them Hillenbrand Industries, Safeway, Fort James, and Reed International. New holdings included Time Warner, Microsoft, Texaco, Hewlett-Packard, TRW, Mead, and Eastman Kodak. At different times during the year, all of their share prices declined to levels where we felt they were significantly undervalued relative to each company's prospects for growth. It was not uncommon to see such fine companies as those mentioned, and others, fall precipitously in 2000.

In our experience, whenever the shares of high-quality companies decline sharply, it pays to take a closer look at them. While our initial forays into the technology sector have been somewhat premature, our new positions in non-tech stocks such as Time Warner, Texaco, Mead, TRW, and Eastman Kodak were timely. Several holdings such as Texaco, Fort James, and Honeywell International benefited from merger and acquisition activity in the second half of the year.

OUTLOOK

Following last year's correction in overextended areas of the market, general stock valuations have become more reasonable. The 9% decline in the S&P 500 and the 39% pullback in the Nasdaq Composite have drained much of the speculative excess that was evident a year ago. These price contractions have created a number of interesting investment opportunities for us. As we write this letter, all eyes are on the economy and on Washington to see how severe the economic slowdown will be, and what steps the Federal Reserve and the new administration will take to stimulate a renewal of economic growth. Much of the pain now seems to be behind us, and negative investor sentiment is fairly widespread--a bullish sign. While further market turbulence is likely, we see many investment opportunities that meet our criteria for selecting sound companies whose stocks are selling at attractive prices.

We appreciate your confidence and support.

Respectfully submitted,


/s/ Brian C. Rogers

Brian C. Rogers
President and chairman of the fund's Investment Advisory Committee

January 12, 2001

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE VALUE FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                    Percent of
                                                                    Net Assets
                                                                      12/31/00
-------------------------------------------------------------------------------

Washington Mutual                                                           1.9%
-------------------------------------------------------------------------------
Lockheed Martin                                                             1.8
-------------------------------------------------------------------------------
Loews                                                                       1.8
-------------------------------------------------------------------------------
Rockwell International                                                      1.7
-------------------------------------------------------------------------------
Honeywell International                                                     1.4
-------------------------------------------------------------------------------

Starwood Hotels & Resorts Worldwide                                         1.4
-------------------------------------------------------------------------------
Stanley Works                                                               1.4
-------------------------------------------------------------------------------
Waste Management                                                            1.4
-------------------------------------------------------------------------------
Cooper Industries                                                           1.4
-------------------------------------------------------------------------------
Gillette                                                                    1.4
-------------------------------------------------------------------------------

Tricon Global Restaurants                                                   1.3
-------------------------------------------------------------------------------
Allstate                                                                    1.3
-------------------------------------------------------------------------------
ITT Industries                                                              1.3
-------------------------------------------------------------------------------
Comcast                                                                     1.3
-------------------------------------------------------------------------------
Berkshire Hathaway                                                          1.3
-------------------------------------------------------------------------------

Hartford Financial Services Group                                           1.2
-------------------------------------------------------------------------------
Becton, Dickinson                                                           1.2
-------------------------------------------------------------------------------
Black & Decker                                                              1.2
-------------------------------------------------------------------------------
Amerada Hess                                                                1.2
-------------------------------------------------------------------------------
May Department Stores                                                       1.2
-------------------------------------------------------------------------------

UnumProvident                                                               1.2
-------------------------------------------------------------------------------
Burlington Resources                                                        1.1
-------------------------------------------------------------------------------
Phelps Dodge                                                                1.1
-------------------------------------------------------------------------------
Great Lakes Chemical                                                        1.1
-------------------------------------------------------------------------------
Bank One                                                                    1.1
-------------------------------------------------------------------------------

Total                                                                      33.7%

Note: Table excludes reserves.

T. ROWE PRICE VALUE FUND - ADVISOR CLASS
-------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES

(Listed in descending order of size)

6 Months Ended 12/31/00

Ten Largest Purchases                   Ten Largest Sales
--------------------------------------------------------------------------------
Time Warner *                           Hillenbrand Industries **
--------------------------------------------------------------------------------
Microsoft *                             Safeway **
--------------------------------------------------------------------------------
Motorola                                Fort James **
--------------------------------------------------------------------------------
Goodyear Tire & Rubber *                Reed International **
--------------------------------------------------------------------------------
Lucent Technologies *                   Ceridian **
--------------------------------------------------------------------------------
Texaco *                                Neiman Marcus **
--------------------------------------------------------------------------------
Hewlett-Packard *                       First Data **
--------------------------------------------------------------------------------
Mead *                                  Textron **
--------------------------------------------------------------------------------
Eastman Kodak *                         Verizon Communications **
--------------------------------------------------------------------------------
TRW *                                   Allegheny Technologies **
--------------------------------------------------------------------------------

 *   Position added
**   Position eliminated

T. ROWE PRICE VALUE FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

   [The following table was depicted as a line graph in the printed material.]

VALUE FUND-ADVISOR CLASS
--------------------------------------------------------------------------------
                  Value Fund-        S&P 500              Lipper Multi-Cap Value
As of 12/31/00    Advisor Class      Index                Funds Average
--------------------------------------------------------------------------------
3/31/00           $10,000            $10,000              $10,000
--------------------------------------------------------------------------------
12/00             $11,511            $ 8,885              $10,765
--------------------------------------------------------------------------------

TOTAL RETURN
--------------------------------------------------------------------------------
                                                           Since       Inception
Period Ended 12/31/00                                  Inception            Date
--------------------------------------------------------------------------------
Value Fund - Advisor Class                                15.11%         3/31/00
--------------------------------------------------------------------------------

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS               For a share outstanding throughout the period
--------------------------------------------------------------------------------

Value Advisor Class shares
                                                                     3/31/00
                                                                     Through
                                                                    12/31/00
NET ASSET VALUE
Beginning of period                                                   $17.57
                                                                      ------
Investment activities
  Net investment income (loss)                                          0.17*
  Net realized and
  unrealized gain (loss)                                                2.45
                                                                      ------
  Total from
  investment activities                                                 2.62
                                                                      ------
Distributions
  Net investment income                                                (0.21)
  Net realized gain                                                    (0.84)
                                                                      ------
  Total distributions                                                  (1.05)
                                                                      ------
NET ASSET VALUE
                                                                      ------
End of period                                                         $19.14
                                                                      ======
Ratios/Supplemental Data

Total return@                                                          15.11%*
--------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                                                      1.10%*+
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                                                              1.04%*+
--------------------------------------------------------------------------------
Portfolio turnover rate                                                 55.9%+

Net assets, end of period
(in thousands)                                                        $   77
--------------------------------------------------------------------------------

@ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 12/31/01.

+     Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

STATEMENT OF NET ASSETS                                  Shares            Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 92.0%

FINANCIAL 18.9%

Bank and Trust 8.4%

AmSouth                                                 374,200         $  5,706
--------------------------------------------------------------------------------
Bank of America                                         175,000            8,028
--------------------------------------------------------------------------------
Bank One                                                300,000           10,987
--------------------------------------------------------------------------------
Firstar                                                 365,925            8,508
--------------------------------------------------------------------------------
Huntington Bancshares                                   242,000            3,925
--------------------------------------------------------------------------------
KeyCorp                                                 300,000            8,400
--------------------------------------------------------------------------------
Mellon Financial                                        190,000            9,346
--------------------------------------------------------------------------------
Summit Bancorp                                          250,000            9,547
--------------------------------------------------------------------------------
Washington Mutual                                       350,000           18,572
--------------------------------------------------------------------------------
                                                                          83,019
                                                                         -------

Insurance 8.6%

Allstate                                                300,000           13,069
--------------------------------------------------------------------------------
Aon                                                     300,000           10,275
--------------------------------------------------------------------------------
Chubb                                                   125,000           10,812
--------------------------------------------------------------------------------
Hartford Financial Services Group                       175,000           12,359
--------------------------------------------------------------------------------
Loews                                                   170,000           17,606
--------------------------------------------------------------------------------
PartnerRe Holdings                                      150,000            9,150
--------------------------------------------------------------------------------
UnumProvident                                           425,000           11,422
--------------------------------------------------------------------------------
                                                                          84,693
                                                                          ------

Financial Services 1.9%

Citigroup                                               200,000           10,213
--------------------------------------------------------------------------------
Fannie Mae                                              100,000            8,675
--------------------------------------------------------------------------------
                                                                          18,888
                                                                         -------
Total Financial                                                          186,600
                                                                         -------

UTILITIES 3.5%

Telephone 2.5%

AT&T                                                    400,000            6,925
--------------------------------------------------------------------------------
Centurytel                                              275,000            9,831
--------------------------------------------------------------------------------
Sprint                                                  400,000            8,125
--------------------------------------------------------------------------------
                                                                          24,881
                                                                         -------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                         Shares            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Electric Utilities 1.0%

Niagara Mohawk *                                          600,000        $10,013
--------------------------------------------------------------------------------
                                                                          10,013
                                                                         -------
Total Utilities                                                           34,894
                                                                         -------

CONSUMER NONDURABLES 9.1%

Cosmetics 1.4%

Gillette                                                  375,000         13,547
--------------------------------------------------------------------------------
                                                                          13,547
                                                                         -------

Hospital Supplies/Hospital Management 1.2%

Becton, Dickinson                                         350,000         12,119
--------------------------------------------------------------------------------
                                                                          12,119
                                                                         -------
Pharmaceuticals 1.0%

American Home Products                                    150,000          9,532
--------------------------------------------------------------------------------
                                                                           9,532
                                                                         -------
Health Care Services 0.8%

Aetna *                                                   200,000          8,213
--------------------------------------------------------------------------------
                                                                           8,213
                                                                         -------

Miscellaneous Consumer Products 4.7%

Fortune Brands                                            250,000          7,500
--------------------------------------------------------------------------------
Hasbro                                                    750,000          7,969
--------------------------------------------------------------------------------
Procter & Gamble                                          125,000          9,805
--------------------------------------------------------------------------------
Stanley Works                                             450,000         14,034
--------------------------------------------------------------------------------
UST                                                       250,000          7,015
--------------------------------------------------------------------------------
                                                                          46,323
                                                                         -------
Total Consumer Nondurables                                                89,734
                                                                         -------

CONSUMER SERVICES 14.1%

Restaurants 1.3%

Tricon Global Restaurants *                               400,000         13,200
--------------------------------------------------------------------------------
                                                                          13,200
                                                                         -------
General Merchandisers 1.8%

Dillards                                                  500,000          5,906
--------------------------------------------------------------------------------
May Department Stores                                     350,000         11,463
--------------------------------------------------------------------------------
                                                                          17,369
                                                                         -------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                         Shares            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Specialty Merchandisers 2.8%

Albertson's                                             300,000        $   7,950
--------------------------------------------------------------------------------
Nordstrom                                               500,000            9,093
--------------------------------------------------------------------------------
Toys "R" Us *                                           650,000           10,847
--------------------------------------------------------------------------------
                                                                          27,890
                                                                          ------

Entertainment and Leisure 3.9%

Disney                                                  350,000           10,128
--------------------------------------------------------------------------------
Hilton Hotels                                         1,000,000           10,500
--------------------------------------------------------------------------------
Houghton Mifflin                                        105,200            4,879
--------------------------------------------------------------------------------
Viacom (Class B) *                                       90,000            4,207
--------------------------------------------------------------------------------
Vivendi Universal                                       140,000            9,144
--------------------------------------------------------------------------------
                                                                          38,858
                                                                          ------

Media and Communications 4.3%

Chris-Craft                                              50,000            3,325
--------------------------------------------------------------------------------
Comcast (Class A Special) *                             300,000           12,516
--------------------------------------------------------------------------------
Dun & Bradstreet *                                      112,500            2,911
--------------------------------------------------------------------------------
Fox Entertainment Group (Class A) *                     300,000            5,362
--------------------------------------------------------------------------------
R.R. Donnelley                                          350,000            9,450
--------------------------------------------------------------------------------
Time Warner Telecom                                     175,000            9,142
--------------------------------------------------------------------------------
                                                                          42,706
                                                                         -------
Total Consumer Services                                                  140,023
                                                                         -------

CONSUMER CYCLICALS 8.6%

Automobiles and Related 5.2%

Dana                                                    350,000            5,359
--------------------------------------------------------------------------------
Eaton                                                   125,000            9,398
--------------------------------------------------------------------------------
Ford Motor                                              249,817            5,855
--------------------------------------------------------------------------------
Goodyear Tire & Rubber                                  400,000            9,196
--------------------------------------------------------------------------------
ITT Industries                                          325,000           12,594
--------------------------------------------------------------------------------
TRW                                                     234,800            9,099
--------------------------------------------------------------------------------
                                                                          51,501
                                                                          ------

Building and Real Estate 1.4%

Starwood Hotels & Resorts Worldwide, REIT               400,000           14,100
--------------------------------------------------------------------------------
                                                                          14,100
                                                                          ------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                        Shares             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Miscellaneous Consumer Durables 2.0%

Black & Decker                                         300,000           $11,775
--------------------------------------------------------------------------------
Eastman Kodak                                          200,000             7,875
--------------------------------------------------------------------------------
                                                                          19,650
                                                                         -------
Total Consumer Cyclicals                                                  85,251
                                                                         -------

TECHNOLOGY 9.5%

Electronic Components 1.9%

Motorola                                               500,000            10,125
--------------------------------------------------------------------------------
Texas Instruments                                      175,000             8,291
--------------------------------------------------------------------------------
                                                                          18,416
                                                                          ------
Electronic Systems 0.9%

Hewlett-Packard                                        268,000             8,459
--------------------------------------------------------------------------------
                                                                           8,459
                                                                          ------
Information Processing 1.3%

COMPAQ Computer                                        350,000             5,268
--------------------------------------------------------------------------------
Unisys *                                               500,000             7,312
--------------------------------------------------------------------------------
                                                                          12,580
                                                                          ------

Telecommunications 0.5%

Lucent Technologies                                    400,000             5,400
--------------------------------------------------------------------------------
                                                                           5,400
                                                                          ------

Aerospace and Defense 4.9%

Honeywell International                                300,000            14,194
--------------------------------------------------------------------------------
Lockheed Martin                                        525,000            17,823
--------------------------------------------------------------------------------
Rockwell International                                 350,000            16,669
--------------------------------------------------------------------------------
                                                                          48,686
                                                                          ------
Total Technology                                                          93,541
                                                                          ------

CAPITAL EQUIPMENT 1.9%

Electrical Equipment 0.5%

Hubbell (Class B)                                      200,000             5,300
--------------------------------------------------------------------------------
                                                                           5,300
                                                                          ------
Machinery 1.4%

Cooper Industries                                      300,000            13,781
--------------------------------------------------------------------------------
                                                                          13,781
                                                                          ------
Total Capital Equipment                                                   19,081
                                                                          ------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                        Shares             Value
--------------------------------------------------------------------------------
                                                                    In thousands

BUSINESS SERVICES AND TRANSPORTATION 10.0%

Airlines 1.0%
Delta                                                   200,000      $    10,038
--------------------------------------------------------------------------------
                                                                          10,038
                                                                     -----------
Computer Service and Software 1.9%

BMC Software *                                          350,000            4,900
--------------------------------------------------------------------------------
Microsoft *                                             200,000            8,681
--------------------------------------------------------------------------------
NCR *                                                   100,000            4,913
--------------------------------------------------------------------------------
                                                                          18,494
                                                                     -----------
Transportation Services 1.9%

CNF                                                     300,000           10,144
--------------------------------------------------------------------------------
Ryder System                                            500,000            8,312
--------------------------------------------------------------------------------
                                                                          18,456
                                                                     -----------
Miscellaneous Business Services 3.0%

H&R Block                                               250,000           10,344
--------------------------------------------------------------------------------
Moody's                                                 225,000            5,779
--------------------------------------------------------------------------------
Waste Management                                        500,000           13,875
--------------------------------------------------------------------------------
                                                                          29,998
                                                                     -----------
Railroads 2.2%

Canadian Pacific                                        350,000            9,997
--------------------------------------------------------------------------------
Norfolk Southern                                        300,000            3,994
--------------------------------------------------------------------------------
Union Pacific                                           150,000            7,612
--------------------------------------------------------------------------------
                                                                          21,603
                                                                     -----------
Total Business Services and Transportation                                98,589
                                                                     -----------
ENERGY 6.4%

Energy Services 0.8%

Baker Hughes                                            187,000            7,772
--------------------------------------------------------------------------------
                                                                           7,772
                                                                     -----------

Integrated Petroleum - Domestic 2.6%

Amerada Hess                                            157,000           11,471
--------------------------------------------------------------------------------
BP Amoco ADR                                            184,666            8,841
--------------------------------------------------------------------------------
USX-Marathon                                            200,000            5,550
--------------------------------------------------------------------------------
                                                                          25,862
                                                                     -----------

Exploration and Production 1.9%

Burlington Resources                                    225,000           11,362
--------------------------------------------------------------------------------
Unocal                                                  200,000            7,738
--------------------------------------------------------------------------------
                                                                          19,100
                                                                     -----------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                        Shares             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Integrated Petroleum - International 1.1%

Texaco                                                  175,000      $    10,872
--------------------------------------------------------------------------------
                                                                          10,872
                                                                     -----------
Total Energy                                                              63,606
                                                                     -----------
PROCESS INDUSTRIES 6.9%

Diversified Chemicals 2.8%

Cabot *                                                 400,000           10,550
--------------------------------------------------------------------------------
DuPont                                                  175,000            8,455
--------------------------------------------------------------------------------
Hercules                                                450,000            8,578
--------------------------------------------------------------------------------
                                                                          27,583
                                                                     -----------

Specialty Chemicals 2.1%

Great Lakes Chemical                                    300,000           11,156
--------------------------------------------------------------------------------
Pall                                                    450,000            9,591
--------------------------------------------------------------------------------
                                                                          20,747
                                                                     -----------
Paper and Paper Products 1.1%

Mead                                                    350,000           10,981
--------------------------------------------------------------------------------
                                                                          10,981
                                                                     -----------
Forest Products 0.9%

Georgia-Pacific                                          49,673            1,546
--------------------------------------------------------------------------------
Georgia-Pacific (Timber Group)                          250,000            7,484
--------------------------------------------------------------------------------
                                                                           9,030
                                                                     -----------
Total Process Industries                                                  68,341
                                                                     -----------

BASIC MATERIALS 1.8%

Metals 1.7%

Newmont Mining                                          350,000            5,972
--------------------------------------------------------------------------------
Phelps Dodge                                            200,000           11,162
--------------------------------------------------------------------------------
                                                                          17,134
                                                                     -----------
Miscellaneous Materials 0.1%

Owens-Illinois *                                        200,000            1,138
--------------------------------------------------------------------------------
                                                                           1,138
                                                                     -----------
Total Basic Materials                                                     18,272
                                                                     -----------

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                        Shares             Value
--------------------------------------------------------------------------------
                                                                    In thousands

MISCELLANEOUS 1.3%

Conglomerates 1.3%

Berkshire Hathaway (Class A) *                              175      $    12,425
--------------------------------------------------------------------------------
Total Miscellaneous                                                       12,425
                                                                     -----------
Total Common Stocks (Cost $867,324)                                      910,357
                                                                     -----------
Short-Term Investments 5.6%

Money Market Funds 5.6%

Reserve Investment Fund, 6.69% #                     55,019,643           55,020
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $55,020)                               55,020
                                                                     -----------

Total Investments in Securities
97.6% of Net Assets (Cost $922,344)                                     $965,377

Other Assets Less Liabilities                                             24,048
                                                                        --------

NET ASSETS                                                              $989,425
                                                                        --------

Net Assets Consist of:

Accumulated net realized gain/loss - net of distributions               $ 12,700

Net unrealized gain (loss)                                                43,034

Paid-in-capital applicable to 51,657,491 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized         933,691
                                                                        --------
NET ASSETS                                                              $989,425
                                                                        ========

NET ASSET VALUE PER SHARE

VALUE SHARES
($989,348,100/51,653,476 SHARES OUTSTANDING)                            $  19.15
                                                                        ========

VALUE ADVISOR CLASS SHARES
($76,857/4,015 SHARES OUTSTANDING)                                      $  19.14
                                                                        ========

    #  Seven-day yield
    *  Non-income producing
  ADR  American Depository Receipt
 REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                           Year
                                                                          Ended
                                                                       12/31/00
Investment Income (Loss)

Income
  Dividend                                                            $  16,685
  Interest                                                                2,724
                                                                      ---------
  Total income                                                           19,409
                                                                      ---------
Expenses
  Investment management                                                   5,644
  Shareholder servicing
    Value shares                                                          1,709
    Value Advisor Class shares                                               --
  Custody and accounting                                                    131
  Registration                                                              118
  Prospectus and shareholder reports
    Value shares                                                             89
    Value Advisor Class shares                                               --
  Legal and audit                                                            23
  Directors                                                                   8
  Miscellaneous                                                               6
                                                                      ---------
  Total expenses                                                          7,728
  Expenses paid indirectly                                                   (3)
                                                                      ---------
  Net expenses                                                            7,725
                                                                      ---------
Net investment income (loss)                                             11,684
                                                                      ---------
Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             36,985
  Foreign currency transtions                                                (7)
                                                                      ---------
  Net realized gain (loss)                                               36,978
                                                                      ---------
Change in net unrealized gain or loss on securities                      77,499
                                                                      ---------
Net realized and unrealized gain (loss)                                 114,477
                                                                      ---------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ 126,161
                                                                      =========

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                              Year
                                                             Ended
                                                          12/31/00     12/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                           $  11,684    $   9,671
  Net realized gain (loss)                                  36,978       87,539
  Change in net unrealized gain or loss                     77,499      (38,582)
                                                         ----------------------
  Increase (decrease) in net assets from operations        126,161       58,628
                                                         ----------------------

Distributions to shareholders
  Net investment income
    Value shares                                           (10,999)      (9,204)
    Value Advisor Class shares                                  --           --
  Net realized gain
    Value shares                                           (40,159)     (95,424)
    Value Advisor Class shares                                  (1)          --
                                                         ----------------------
  Decrease in net assets from distributions                (51,159)    (104,628)
                                                         ----------------------
Capital share transactions *
  Shares sold
    Value shares                                           396,611      468,108
    Value Advisor Class shares                                  72           --
  Distributions reinvested
    Value shares                                            46,558       96,937
    Value Advisor Class shares                                   1           --
  Shares redeemed
    Value shares                                          (380,238)    (442,140)
    Value Advisor Class shares                                  --           --
                                                         ----------------------
Increase (decrease) in net assets from
capital share transactions                                  63,004      122,905
                                                         ----------------------

Net Assets
Increase (decrease) during period                          138,006       76,905
Beginning of period                                        851,419      774,514
                                                         ----------------------
End of period                                            $ 989,425    $ 851,419
                                                         ======================

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                             Year
                                                            Ended
                                                         12/31/00      12/31/99

*Share information
  Shares sold
    Value shares                                           22,313        23,992
    Value Advisor Class shares                                  4            --
  Distributions reinvested
    Value shares                                            2,512         5,545
    Value Advisor Class shares                                 --            --
  Shares redeemed
    Value shares                                          (21,828)      (23,188)
    Value Advisor Class shares                                 --            --
                                                         ----------------------
  Increase (decrease) in shares outstanding                 3,001         6,349

The accompanying notes are an integral part of these financial statements.


18
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T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued; income is a secondary objective. The fund has two classes of shares--Value, offered since September 30, 1994, and Value Advisor Class, first offered on March 31, 2000. Value Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

      Class Accounting The Value Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions are declared and paid by the fund on an annual basis.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

      Purchases and sales of portfolio securities, other than short-term securities, aggregated $450,425,000 and $461,168,000, respectively, for the year ended December 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Undistributed net investment income                              $(1,012)
      Undistributed net realized gain                                   (6,196)
      Paid-in-capital                                                    7,208

      At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $922,344,000. Net unrealized gain aggregated $43,033,000 at period-end, of which $141,383,000 related to appreciated investments and $98,350,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $527,000 was payable at December 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Group (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      The manager has agreed to bear any expenses through December 31, 2001, which would cause Value Advisor Class's ratio of total expenses to average net assets to exceed 1.10%. Thereafter, through December 31, 2003, Value Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of total expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $51 of other fund expenses were borne by the manager for the period ended December 31, 2000.

      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

      the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,525,000 for the year ended December 31, 2000, of which $145,000 was payable at period-end.

      The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $2,721,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Value Advisor Class Shareholders of
T. Rowe Price Value Fund, Inc.

      In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Value Fund, Inc. (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


      PricewaterhouseCoopers LLP

      Baltimore, Maryland
      January 19, 2001

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/00
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o     $22,320,000 from short-term capital gains,

o $24,037,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $15,347,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
--------------------------------------------------------------------------------

ADVISORY SERVICES, RETIREMENT RESOURCES

      T. Rowe Price is your full-service retirement specialist. We have developed unique advisory services that can help you meet the most difficult retirement challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials, self-help planning guides, and software tools are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

      ADVISORY SERVICES*
      --------------------------------------------------------------------------

      T. Rowe Price Retirement Income Manager(SM) helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

      T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

      RETIREMENT RESOURCES
      --------------------------------------------------------------------------

      Traditional, Roth, and Rollover IRAs
      SEP-IRA and SIMPLE IRA
      Profit Sharing
      Money Purchase Pension
      "Paired" Plans (Money Purchase Pension and Profit Sharing Plans) 401(k) and 403(b)
      457 Deferred Compensation

      Planning and Informational Guides

      Minimum Required Distributions Guide
      Retirement Planning Kit
      Retirees Financial Guide
      Tax Considerations for Investors

      Insights Reports

      The Challenge of Preparing for Retirement
      Financial Planning After Retirement
      The Roth IRA: A Review

      Software Packages

      T. Rowe Price Retirement Planning Analyzer(TM) CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.

      T. Rowe Price Variable Annuity Analyzer(TM) CD-ROM or diskette, free. To order, please call 1-800-469-5304.

      T. Rowe Price Immediate Variable Annuity (Income Account)

      * Both services described below are provided by T. Rowe Price Advisory Services, Inc., a federally registered investment advisor. The services involve costs.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

      By Phone Shareholder service representatives are available from 8 a.m. to 10 p.m. ET Monday through Friday and from 7 a.m. to midnight ET on weekends. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

      In Person Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. You can also drop off applications or obtain prospectuses and other literature at these centers.

AUTOMATED 24-HOUR SERVICES

      Tele*Access(R) Call 1-800-638-2587 to obtain information such as account balance, date and amount of your last transaction, latest dividend payment, fund prices, and yields. Additionally, you have the ability to request prospectuses, statements, and account and tax forms; to reorder checks; and to initiate purchase, redemption, and exchange orders for identically registered accounts.

      Internet. T. Rowe Price Web site: www.troweprice.com All the information and services available on Tele*Access are available on our Web site, including transactions in your fund and brokerage accounts (with preauthorized access).

ACCOUNT SERVICES

      Checking Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield and Emerging Markets Bond Funds).

      Automatic Investing Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A $50 minimum makes it easy to get started.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

      Automatic Withdrawal If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

      Dividend and Capital Gains Payment Options Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

BROKERAGE SERVICES*

      Investments Available You can trade stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

      To Open an Account Call a shareholder service representative for more information.

INVESTMENT INFORMATION

      Combined Statement A comprehensive overview of your T. Rowe Price accounts is provided. The summary page gives you earnings by tax category, provides total portfolio value, and lists your investments by type. Detail pages itemize account transactions.

      Shareholder Reports Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

      T. Rowe Price Report This is a quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

      Performance Update This quarterly report reviews recent market develop-ments and provides comprehensive performance information for every T. Rowe Price fund.

      Insights These are reports on mutual fund tax issues, investment strategies, investment fundamentals, and financial markets.

      Detailed Investment Guides Our Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Retirees Financial Guide, and Retirement Planning Kit (also available on disk or CD-ROM for PC use) can help you determine and reach your investment goals.

          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

         ** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------
Stock Funds

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*     Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including fees and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE INSIGHTS REPORTS
--------------------------------------------------------------------------------

      THE FUNDAMENTALS OF INVESTING

      Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660. T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

      INSIGHTS REPORTS

      General Information

      The ABCs of Giving
      Back to Basics: The ABCs of Investing
      The Challenge of Preparing for Retirement
      Financial Planning After Retirement
      Getting Started: Investing With Mutual Funds
      The Roth IRA: A Review
      Tax Information for Mutual Fund Investors

      Investment Strategies

      Conservative Stock Investing
      Dollar Cost Averaging
      Equity Index Investing
      Growth Stock Investing
      Investing for Higher Yield
      Managing Risk Through Diversification
      The Power of Compounding
      Value Investing

      Types of Securities

      The Basics of International Stock Investing
      The Basics of Tax-Free Investing
      The Fundamentals of Fixed-Income Investing
      Global Bond Investing
      Investing in Common Stocks
      Investing in Emerging Growth Stocks
      Investing in Financial Services Stocks
      Investing in Health Care Stocks
      Investing in High-Yield Municipal Bonds
      Investing in Money Market Securities
      Investing in Mortgage-Backed Securities
      Investing in Natural Resource Stocks
      Investing in Science and Technology Stocks
      Investing in Small-Company Stocks
      Understanding Derivatives
      Understanding High-Yield "Junk" Bonds

      Brokerage Insights

      Combining Individual Securities With Mutual Funds
      Getting Started: An Introduction to Individual Securities
      What You Should Know About Bonds
      What You Should Know About Margin and Short-Selling
      What You Should Know About Options
      What You Should Know About Stocks

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access  1-800-638-2587
By Account Access on the Internet www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

Invest With Confidence
T.RowePrice [LOGO]

T. Rowe Price Investment Services, Inc., Distributor.          E207-050 12/31/00